Leases - Schedule of Maturities of Operating Lease Liabilities (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Year ended on December 31, 2021	$ 259
Year ended on December 31, 2022	264
Year ended on December 31, 2023	269
Year ended on December 31, 2024	275
Year ended on December 31, 2025	23
Total future lease payments	1,090
Less - imputed interest	(150)
Operating lease liability	$ 940	$ 1,094